UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SIB LLC
Address:    c/o The Millburn Corporation
            1270 Avenue of the Americas
            New York, New York  10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kenneth P. Pearlman
Title:      Principal of SIB LLC
Phone:      305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman           Sunny Isles, Florida               May 7, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   26
                                          -----------
Form 13F Information Table Value Total:   $65,638
                                          -----------
                                          (thousands)

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE

             COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
                                                              VALUE     SHRS OR SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT PRN CALL   DISCRETION   MANAGERS   SOLE SHARED NONE
          --------------       --------------     -----     --------    ----------------   ----------   --------   -----------------
ABB LTD                         SPONSORED ADR   000375204   2,126       152,500 SH            Sole         N/A          152,500
AMERICAN AXLE & MFG HLDGS IN         COM        024061103   235         178,400 SH            Sole         N/A          178,400
AMERICAN EAGLE OUTFITTERS NE         COM        02553E106   3,229       263,843 SH            Sole         N/A          263,843
CARMAX INC                           COM        143130102   1,221       98,168  SH            Sole         N/A          98,168
CARNIVAL CORP                    PAIRED CTF     143658300   1,201       55,600  SH            Sole         N/A          55,600
CARTER INC                           COM        146229109   1,887       100,300 SH            Sole         N/A          100,300
CENTEX CORP                          COM        152312104   452         60,200  SH            Sole         N/A          60,200
CHAMPION ENTERPRISES INC             COM        158496109   82          170,500 SH            Sole         N/A          170,500
COACH INC                            COM        189754104   1,615       96,700  SH            Sole         N/A          96,700
DICKS SPORTING GOODS INC             COM        253393102   939         65,800  SH            Sole         N/A          65,800
EAGLE MATERIALS INC                  COM        26969P108   118         4,864   SH            Sole         N/A          4,864
HEARTLAND EXPRESS INC                COM        422347104   3,831       258,683 SH            Sole         N/A          258,683
HUNT J B TRANS SVCS INC              COM        445658107   4,996       207,200 SH            Sole         N/A          207,200
KNIGHT TRANSN INC                    COM        499064103   5,875       387,521 SH            Sole         N/A          387,521
LOWES COS INC                        COM        548661107   2,318       127,000 SH            Sole         N/A          127,000
LULULEMON ATHLETICA INC              COM        550021109   3,124       360,728 SH            Sole         N/A          360,728
OLD DOMINION FGHT LINES INC          COM        679580100   2,399       102,112 SH            Sole         N/A          102,112
QUANTA SVCS INC                      COM        74762E102   6,914       322,321 SH            Sole         N/A          322,321
RYANAIR HLDGS PLC               SPONSORED ADR   783513104   6,956       300,976 SH            Sole         N/A          300,976
SAFE BULKERS INC                     COM        Y7388L103   404         128,000 SH            Sole         N/A          128,000
SOUTHWESTERN ENERGY CO               COM        845467109   4,789       161,300 SH            Sole         N/A          161,300
STAPLES INC                          COM        855030102   2,284       126,096 SH            Sole         N/A          126,096
TEXAS ROADHOUSE INC                 CL A        882681109   2,192       230,000 SH            Sole         N/A          230,000
THOR INDS INC                        COM        885160101   886         56,700  SH            Sole         N/A          56,700
TOLL BROTHERS INC                    COM        889478103   1,266       69,700  SH            Sole         N/A          69,700
URBAN OUTFITTERS INC                 COM        917047102   4,299       262,624 SH            Sole         N/A          262,624
                                                TOTAL       65,638